Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 2,203	$ 1,002
Less accumulated depreciation		(556)	(191)
Property and equipment, net	$ 1,620	1,647	811
Lab equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,842	674
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		312	312
Computers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		10	13
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 39	$ 3